Portfolio of Investments – as of March 31, 2026 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Aerospace & Defense — 2.1%
12,351	Axon Enterprise, Inc.(a)(b)	$5,245,346
138,153	Boeing Co.(a)(b)	27,496,591
6,786	BWX Technologies, Inc.(a)	1,387,669
70,980	General Electric Co.(a)	20,141,995
18,373	HEICO Corp.(a)	5,037,877
9,139	Kratos Defense & Security Solutions, Inc.(b)	644,391
438,402	RTX Corp.(a)	84,567,746
		144,521,615
	Automobile Components — 0.0%
27,718	Autoliv, Inc.(a)	2,914,825
7,969	Magna International, Inc.(a)	444,750
		3,359,575
	Automobiles — 2.0%
1,111,305	Ford Motor Co.(a)	12,824,460
338,091	Tesla, Inc.(a)(b)	125,685,329
		138,509,789
	Banks — 4.0%
1,531,415	Bank of America Corp.(a)	74,656,481
507,312	JPMorgan Chase & Co.(a)	149,230,898
661,056	Wells Fargo & Co.(a)	52,626,668
		276,514,047
	Beverages — 1.1%
200,725	Brown-Forman Corp., Class B	5,307,169
54,021	Celsius Holdings, Inc.(a)(b)	1,916,665
349,444	Monster Beverage Corp.(a)(b)	25,320,712
268,524	PepsiCo, Inc.(a)	41,699,092
		74,243,638
	Biotechnology — 2.0%
277,976	AbbVie, Inc.(a)	60,457,000
1,352	Alnylam Pharmaceuticals, Inc.(b)	447,336
104,360	Amgen, Inc.(a)	36,719,066
39,674	Biogen, Inc.(a)(b)	7,273,435
135,246	Moderna, Inc.(a)(b)	6,870,497
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	28,003,863
		139,771,197
	Broadline Retail — 4.0%
1,299,732	Amazon.com, Inc.(a)(b)	270,695,183
2,538	MercadoLibre, Inc.(a)(b)	4,388,253
		275,083,436
	Building Products — 0.4%
355,196	Carrier Global Corp.(a)	20,001,087
17,766	Lennox International, Inc.(a)	8,245,733
		28,246,820
	Capital Markets — 2.4%
55,185	Brookfield Corp.(a)	2,233,337
295,252	Charles Schwab Corp.(a)	27,747,783
44,693	Coinbase Global, Inc., Class A(a)(b)	7,803,845
16,355	FactSet Research Systems, Inc.(a)	3,548,872
216,194	Intercontinental Exchange, Inc.(a)	34,002,992
414,283	Morgan Stanley(a)	68,178,553
41,804	MSCI, Inc.(a)	22,532,774
		166,048,156
	Chemicals — 0.9%
275,737	Corteva, Inc.(a)	23,081,944
140,572	Dow, Inc.(a)	5,854,824
217,408	LyondellBasell Industries NV, Class A(a)	17,514,388
25,672	Nutrien Ltd.(a)	1,937,209
95,921	RPM International, Inc.(a)	9,534,547
Shares	Description	Value (†)
	Chemicals — continued
48,861	Solstice Advanced Materials, Inc.(a)	$3,721,254
6,375	Westlake Corp.	744,728
		62,388,894
	Commercial Services & Supplies — 0.9%
421,728	Copart, Inc.(a)(b)	14,001,370
53,505	Waste Connections, Inc.(a)	8,691,352
185,672	Waste Management, Inc.(a)	42,665,569
		65,358,291
	Communications Equipment — 0.9%
773,845	Cisco Systems, Inc.(a)	60,042,634
6,357	Lumentum Holdings, Inc.(a)(b)	4,467,445
		64,510,079
	Construction & Engineering — 0.0%
4,951	Sterling Infrastructure, Inc.(a)(b)	2,016,394
	Construction Materials — 0.4%
43,244	Martin Marietta Materials, Inc.(a)	25,456,878
	Consumer Finance — 0.8%
106,655	Ally Financial, Inc.(a)	4,184,076
144,459	Capital One Financial Corp.(a)	26,353,655
389,560	Synchrony Financial(a)	26,497,871
		57,035,602
	Consumer Staples Distribution & Retail — 2.2%
4,532	Casey's General Stores, Inc.(a)	3,298,661
59,675	Costco Wholesale Corp.(a)	59,461,960
18,890	Dollar General Corp.(a)	2,242,810
111,016	Target Corp.(a)	13,455,139
601,149	Walmart, Inc.(a)	74,710,798
		153,169,368
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	9,386,885
21,506	Crown Holdings, Inc.(a)	2,155,976
169,240	Smurfit WestRock PLC(a)	6,744,214
		18,287,075
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	11,371,086
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,565,630
	Diversified Telecommunication Services — 0.5%
1,244,301	AT&T, Inc.(a)	36,072,286
16,369	Lumen Technologies, Inc.(b)	113,765
		36,186,051
	Electric Utilities — 1.0%
271,750	Alliant Energy Corp.(a)	19,500,780
349,087	American Electric Power Co., Inc.(a)	45,758,324
61,200	OGE Energy Corp.(a)	2,935,152
		68,194,256
	Electrical Equipment — 1.3%
118,720	Eaton Corp. PLC(a)	42,462,582
30,533	GE Vernova, Inc.(a)	26,652,256
31,715	Hubbell, Inc.(a)	15,563,819
16,374	Nextpower, Inc., Class A(a)(b)	1,973,886
		86,652,543
	Electronic Equipment, Instruments & Components — 0.8%
67,718	CDW Corp.(a)	8,195,232
18,626	Coherent Corp.(a)(b)	4,436,900
252,855	Corning, Inc.(a)	34,380,694
3,825	Fabrinet(a)(b)	1,994,814
22,200	Zebra Technologies Corp., Class A(a)(b)	4,641,576
		53,649,216

Shares	Description	Value (†)
	Energy Equipment & Services — 0.1%
110,115	Halliburton Co.(a)	$4,293,384
	Entertainment — 1.5%
79,556	Live Nation Entertainment, Inc.(a)(b)	12,133,086
631,430	Netflix, Inc.(a)(b)	60,711,994
8,485	Spotify Technology SA(a)(b)	4,114,461
313,789	Walt Disney Co.(a)	30,242,984
		107,202,525
	Financial Services — 3.9%
307,923	Berkshire Hathaway, Inc., Class B(a)(b)	147,556,702
300,793	PayPal Holdings, Inc.(a)	13,604,867
28,609	Rocket Cos., Inc., Class A(b)	407,678
356,233	Visa, Inc., Class A(a)	107,667,862
7,987	Voya Financial, Inc.(a)	545,672
		269,782,781
	Food Products — 0.7%
61,781	Bunge Global SA(a)	7,858,543
408,492	Conagra Brands, Inc.(a)	6,421,494
32,330	Kraft Heinz Co.(a)	727,102
575,934	Mondelez International, Inc., Class A(a)	33,196,836
		48,203,975
	Ground Transportation — 0.8%
88,899	Canadian Pacific Kansas City Ltd.(a)	6,992,795
836,812	CSX Corp.(a)	34,351,133
77,264	Old Dominion Freight Line, Inc.(a)	15,097,386
7,406	XPO, Inc.(a)(b)	1,440,837
		57,882,151
	Health Care Equipment & Supplies — 1.7%
366,884	Abbott Laboratories(a)	37,667,980
494,281	Boston Scientific Corp.(a)(b)	31,016,133
90,951	Intuitive Surgical, Inc.(a)(b)	41,927,502
24,825	STERIS PLC(a)	5,489,552
		116,101,167
	Health Care Providers & Services — 1.7%
235,601	CVS Health Corp.(a)	16,920,864
79,403	Elevance Health, Inc.(a)	23,245,228
58,732	HCA Healthcare, Inc.(a)	27,794,332
16,707	Molina Healthcare, Inc.(a)(b)	2,227,043
154,741	UnitedHealth Group, Inc.(a)	41,871,367
27,630	Universal Health Services, Inc., Class B(a)	4,944,941
		117,003,775
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	6,174,273
	Hotels, Restaurants & Leisure — 1.6%
5,917	Booking Holdings, Inc.(a)	24,912,464
140,501	Hilton Worldwide Holdings, Inc.(a)	42,723,544
125,901	McDonald's Corp.(a)	39,128,772
18,466	Restaurant Brands International, Inc.(a)	1,364,637
		108,129,417
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	13,792,514
103,093	Toll Brothers, Inc.(a)	14,069,102
		27,861,616
	Household Products — 0.2%
108,643	Kimberly-Clark Corp.(a)	10,480,790
	Industrial Conglomerates — 0.6%
195,445	Honeywell International, Inc.(a)	44,176,433
	Industrial REITs — 0.3%
171,517	Prologis, Inc.(a)	22,671,117
Shares	Description	Value (†)
	Insurance — 1.9%
367,972	Aflac, Inc.(a)	$40,370,208
62,253	American Financial Group, Inc.(a)	7,950,330
91,119	Aon PLC, Class A(a)	29,411,391
147,374	Arthur J Gallagher & Co.(a)	31,918,261
66,655	Fidelity National Financial, Inc.(a)	3,091,459
3,155	Markel Group, Inc.(a)(b)	6,038,891
219,438	Unum Group(a)	16,025,557
		134,806,097
	Interactive Media & Services — 8.0%
294,204	Alphabet, Inc., Class A(a)	84,601,302
1,070,918	Alphabet, Inc., Class C(a)	307,203,537
4,419	Baidu, Inc., ADR(b)	492,365
284,890	Meta Platforms, Inc., Class A(a)	162,994,116
		555,291,320
	IT Services — 0.6%
87,922	International Business Machines Corp.(a)	21,311,414
39,628	Shopify, Inc., Class A(a)(b)	4,700,673
13,681	Twilio, Inc., Class A(a)(b)	1,721,343
59,705	VeriSign, Inc.(a)	14,828,334
		42,561,764
	Life Sciences Tools & Services — 0.3%
67,554	Agilent Technologies, Inc.(a)	7,699,805
57,646	ICON PLC(a)(b)	6,379,106
44,360	Illumina, Inc.(a)(b)	5,467,814
6,142	Qiagen NV(a)	245,926
		19,792,651
	Machinery — 3.2%
121,157	Caterpillar, Inc.(a)	85,834,888
74,195	Cummins, Inc.(a)	39,918,394
66,901	Deere & Co.(a)	37,685,333
56,430	Parker-Hannifin Corp.(a)	50,518,393
121,067	Pentair PLC(a)	10,546,147
		224,503,155
	Media — 0.1%
27,734	Charter Communications, Inc., Class A(a)(b)	5,987,216
	Metals & Mining — 0.5%
15,043	Alcoa Corp.(a)	997,802
34,304	Cleveland-Cliffs, Inc.(b)	289,869
85,422	Freeport-McMoRan, Inc.(a)	5,021,105
38,373	MP Materials Corp.(b)	1,851,881
98,019	Southern Copper Corp.(a)	16,865,149
47,801	Steel Dynamics, Inc.(a)	8,604,180
		33,629,986
	Multi-Utilities — 1.1%
260,977	Ameren Corp.(a)	28,686,592
180,721	Consolidated Edison, Inc.(a)	20,454,003
231,309	WEC Energy Group, Inc.(a)	26,778,643
		75,919,238
	Oil, Gas & Consumable Fuels — 3.8%
45,031	Cheniere Energy, Inc.(a)	12,777,996
290,897	Chevron Corp.(a)	60,186,589
316,442	ConocoPhillips(a)	41,770,344
603,642	Exxon Mobil Corp.(a)	102,413,902
167,492	ONEOK, Inc.(a)	15,139,602
115,386	Targa Resources Corp.(a)	28,930,732
		261,219,165
	Pharmaceuticals — 3.5%
116,518	Eli Lilly & Co.(a)	107,169,761

Shares	Description	Value (†)
	Pharmaceuticals — continued
373,401	Johnson & Johnson(a)	$91,274,141
379,187	Merck & Co., Inc.(a)	45,612,404
		244,056,306
	Professional Services — 0.7%
141,064	Automatic Data Processing, Inc.(a)	28,661,383
21,802	Booz Allen Hamilton Holding Corp.(a)	1,701,210
160,547	Paychex, Inc.(a)	14,789,590
		45,152,183
	Real Estate Management & Development — 0.1%
1,444	Jones Lang LaSalle, Inc.(a)(b)	439,438
99,324	Zillow Group, Inc., Class C(a)(b)	4,110,027
		4,549,465
	Semiconductors & Semiconductor Equipment — 14.1%
242,166	Advanced Micro Devices, Inc.(a)(b)	49,263,829
104,001	Analog Devices, Inc.(a)	33,086,878
592,085	Broadcom, Inc.(a)	183,256,228
489,953	Intel Corp.(a)(b)	21,621,626
77,835	Lam Research Corp.(a)	16,630,226
62,909	Marvell Technology, Inc.(a)	6,231,136
123,716	Micron Technology, Inc.(a)	41,796,213
3,076,464	NVIDIA Corp.(a)	536,535,322
66,456	ON Semiconductor Corp.(a)(b)	4,114,956
201,116	QUALCOMM, Inc.(a)	25,899,719
77,518	Teradyne, Inc.(a)	22,980,986
183,356	Texas Instruments, Inc.(a)	35,596,734
		977,013,853
	Software — 7.6%
89,414	Adobe, Inc.(a)(b)	21,734,755
18,009	AppLovin Corp., Class A(a)(b)	7,167,582
84,383	Cadence Design Systems, Inc.(a)(b)	23,447,504
27,412	CrowdStrike Holdings, Inc., Class A(a)(b)	10,701,919
31,393	IREN Ltd.(b)	1,076,152
981,047	Microsoft Corp.(a)	363,154,168
254,413	Oracle Corp.(a)	37,426,696
262,648	Palantir Technologies, Inc., Class A(a)(b)	38,420,150
204,550	ServiceNow, Inc.(a)(b)	21,385,703
22,602	Workday, Inc., Class A(a)(b)	2,936,452
		527,451,081
	Specialized REITs — 0.4%
167,388	Crown Castle, Inc.(a)	13,610,319
127,880	CubeSmart(a)	4,686,802
51,923	Extra Space Storage, Inc.(a)	6,808,663
36,761	Lamar Advertising Co., Class A(a)	4,656,148
		29,761,932
Shares	Description	Value (†)
	Specialty Retail — 1.6%
20,171	Dick's Sporting Goods, Inc.(a)	$3,999,707
195,258	Home Depot, Inc.(a)	64,218,404
165,081	Lowe's Cos., Inc.(a)	39,005,339
150,845	Valvoline, Inc.(a)(b)	5,080,459
		112,303,909
	Technology Hardware, Storage & Peripherals — 7.5%
1,908,501	Apple, Inc.(a)	484,358,469
52,360	Dell Technologies, Inc., Class C(a)	8,593,847
17,519	Sandisk Corp.(a)(b)	11,130,521
45,693	Western Digital Corp.(a)	12,359,500
		516,442,337
	Textiles, Apparel & Luxury Goods — 0.0%
16,507	Lululemon Athletica, Inc.(a)(b)	2,527,222
	Tobacco — 0.1%
171,375	British American Tobacco PLC, ADR(a)	10,020,296
	Trading Companies & Distributors — 0.0%
4,311	Watsco, Inc.(a)	1,568,299
	Water Utilities — 0.1%
83,720	Essential Utilities, Inc.(a)	3,371,404
	Wireless Telecommunication Services — 0.0%
129,225	Vodafone Group PLC, ADR	1,940,960
	Total Common Stocks (Identified Cost $1,355,100,129)	6,725,972,879
	Total Purchased Options — 0.9% (Identified Cost $51,855,380) (see details below)	63,027,175

Principal Amount
Short-Term Investments — 2.3%
$159,604,386
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/31/2026 at
2.150% to be repurchased at $159,613,918 on
4/01/2026 collateralized by $160,310,200
U.S. Treasury Note, 4.375% due 7/15/2027 valued
at $162,796,602 including accrued interest(c)
(Identified Cost $159,604,386)
		159,604,386
	Total Investments — 100.3% (Identified Cost $1,566,559,895)	6,948,604,440
	Other assets less liabilities — (0.3)%	(22,057,205)
	Net Assets — 100.0%	$6,926,547,235

Purchased Options — 0.9%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.9%
S&P 500® Index, Put(b)(d)	4/17/2026	6,300	1,454	$949,246,808	$9,996,590	$7,480,830
S&P 500® Index, Put(b)(d)	5/15/2026	6,200	1,453	948,593,956	10,759,081	13,171,445
S&P 500® Index, Put(b)(d)	5/15/2026	6,300	1,453	948,593,956	11,846,629	16,338,985
S&P 500® Index, Put(b)(d)	5/15/2026	6,350	1,453	948,593,956	9,529,455	18,155,235
S&P 500® Index, Put(b)(d)	6/18/2026	5,600	1,454	949,246,808	9,723,625	7,880,680
Total					$51,855,380	$63,027,175

Written Options — (0.7%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.7%)
S&P 500® Index, Call(d)	4/17/2026	6,850	(1,131)	$(738,375,612)	$(11,364,854)	$(865,215)
S&P 500® Index, Call(d)	4/17/2026	7,100	(1,131)	(738,375,612)	(7,359,217)	(81,998)
S&P 500® Index, Call(d)	4/17/2026	7,250	(1,130)	(737,722,760)	(7,679,149)	(50,850)
S&P 500® Index, Call(d)	4/17/2026	7,300	(1,130)	(737,722,760)	(6,710,338)	(39,550)
S&P 500® Index, Call(d)	4/30/2026	6,750	(1,129)	(737,069,908)	(11,673,296)	(6,463,525)
S&P 500® Index, Call(d)	4/30/2026	6,850	(1,131)	(738,375,612)	(14,225,152)	(2,991,495)
S&P 500® Index, Call(d)	4/30/2026	7,150	(1,132)	(739,028,464)	(9,637,116)	(183,950)
S&P 500® Index, Call(d)	5/15/2026	6,550	(1,131)	(738,375,612)	(14,170,864)	(21,833,955)
S&P 500® Index, Call(d)	5/15/2026	6,650	(1,129)	(737,069,908)	(12,439,886)	(15,196,340)
Total					$(95,259,872)	$(47,706,878)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction.
Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REIT	Real Estate Investment Trust
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,725,972,879	$ —	$ —	$6,725,972,879
Purchased Options(a)	63,027,175	—	—	63,027,175
Short-Term Investments	—	159,604,386	—	159,604,386
Total	$6,789,000,054	$159,604,386	$ —	$6,948,604,440

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(47,706,878)	$ —	$ —	$(47,706,878)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.